Consolidated Schedule of Investments PIMCO Municipal Income Fund III	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 171.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.0%
Bellwood Senior Housing TBD% due 10/01/2040 «(e)	$2,871	$2,613
Fairhaven Glen
TBD% due 11/01/2027 «µ	1,800	1,800
TBD% due 12/12/2041 «µ	100	100
TBD% - 6.628% due 01/01/2067 «µ	2,300	2,310
Falcon PK
TBD% due 11/01/2026 «µ	500	500
TBD% - 6.628% due 10/26/2063 «µ	2,700	2,700

Total Loan Participations and Assignments (Cost $9,909)		10,023

MUNICIPAL BONDS & NOTES 162.9%
ALABAMA 2.4%
Irondale Public Building Authority, Alabama Revenue Bonds, Series 2024 4.000% due 10/01/2049	1,515	1,382
Jefferson County, Alabama Sewer Revenue Bonds, Series 2024 5.500% due 10/01/2053	2,500	2,616
Mobile County, Alabama Industrial Development Authority Revenue Bonds, Series 2024 4.750% due 12/01/2054	1,200	1,136
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025 5.000% due 01/01/2056	1,000	1,042

		6,176

ALASKA 0.5%
Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022 5.250% due 11/01/2062	1,165	1,215

ARIZONA 9.2%
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050 ^(b)	1,200	36
Arizona Industrial Development Authority Revenue Bonds, Series 2025
0.000% due 01/01/2059 (d)	1,429	784
5.125% due 01/01/2059	750	688
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2055 ^(b)	1,200	840
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2017 4.000% due 01/01/2041	750	725
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.000% due 01/01/2044	3,800	3,524
Maricopa County, Arizona School District No 83, Cartwright Elementary Revenue Bonds, Series 2020 4.000% due 10/01/2044	4,120	3,398
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2023 5.000% due 01/01/2050	1,000	1,047
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007 5.000% due 12/01/2037	11,600	12,220

		23,262

ARKANSAS 1.2%
Arkansas Development Finance Authority Revenue Bonds, Series 2019 4.500% due 09/01/2049	900	858
Arkansas Development Finance Authority Revenue Bonds, Series 2023 7.375% due 07/01/2048	1,250	1,379
County of Pulaski Hospital, Arkansas Revenue Bonds, Series 2023 5.250% due 03/01/2053	700	733

		2,970

CALIFORNIA 4.7%
California Housing Finance Revenue Bonds, Series 2024 6.000% due 03/01/2053	2,400	2,408
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2025 9.500% due 01/01/2065	500	500
California Statewide Communities Development Authority Revenue Bonds, Series 2016 5.000% due 12/01/2046	1,500	1,487
Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019 4.000% due 10/01/2044	1,810	1,752
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 0.000% due 06/01/2066 (c)	2,500	269

Consolidated Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	March 31, 2025 (Unaudited)

Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2021 4.000% due 12/01/2046	1,490	1,430
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	2,000	2,407
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021 4.000% due 07/01/2051	1,100	956
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2021 4.000% due 10/01/2048	730	700

		11,909

COLORADO 4.9%
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 01/01/2040	2,500	2,406
4.000% due 08/01/2049	2,000	1,768
Colorado Health Facilities Authority Revenue Bonds, Series 2025 5.125% due 12/01/2055 (a)	850	863
Colorado International Center Metropolitan District No 7, General Obligation Bonds, Series 2021 0.000% due 12/01/2051 (d)	1,615	1,207
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043	1,250	1,197
Crowfoot Valley Ranch Metropolitan District No 2, Colorado General Obligation Bonds, (BAM Insured), Series 2024 4.250% due 12/01/2049	1,000	941
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	1,250	1,259
Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022 7.250% due 12/01/2052	1,250	1,238
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	500	589
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	550	490
Third Creek Metropolitan District No 1, Colorado General Obligation Bonds, Series 2022 4.750% due 12/01/2051	500	395

		12,353

CONNECTICUT 0.6%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2022 5.000% due 07/01/2047	1,380	1,418

DELAWARE 4.6%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
0.000% due 07/01/2037	11,120	9,747
7.120% due 07/01/2037	1,965	1,861

		11,608

DISTRICT OF COLUMBIA 1.5%
District of Columbia Revenue Bonds, Series 2015 5.000% due 07/15/2040	1,700	1,709
District of Columbia Revenue Bonds, Series 2022 5.500% due 08/31/2036	1,800	2,002

		3,711

FLORIDA 8.8%
Avenir Community Development District, Florida Special Assessment Bonds, Series 2023 5.625% due 05/01/2054	645	653
Charlotte County Industrial Development Authority, Florida Revenue Bonds, Series 2021
4.000% due 10/01/2041	500	447
4.000% due 10/01/2051	1,250	1,026
Florida Development Finance Corp. Revenue Bonds, Series 2024
4.500% due 08/01/2055	1,250	1,187
5.000% due 07/01/2038	3,250	3,246
Halifax Hospital Medical Center, Florida Revenue Bonds, Series 2024 4.250% due 06/01/2054	1,200	1,119
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2050	1,800	1,571
Kissimmee, Florida Revenue Bonds, Series 2024 4.000% due 10/01/2049	500	456
Miami-Dade County, Florida Housing Finance Authority Revenue Bonds, (FNMA Insured), Series 2025 4.880% due 03/01/2046	600	600
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019 4.000% due 10/01/2049	2,500	2,251
Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2047	1,850	1,875
Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2053	980	998
Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2025 5.000% due 10/01/2043	1,200	1,256
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017 4.000% due 08/15/2047	3,750	3,343

Consolidated Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	March 31, 2025 (Unaudited)

Tampa-Hillsborough County, Florida Expressway Authority Revenue Bonds, Series 2017 4.000% due 07/01/2042	2,450	2,309

		22,337

GEORGIA 4.5%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 6.750% due 01/01/2035 ^(b)	1,750	700
Fayette County, Georgia Hospital Authority Revenue Bonds, Series 2016 5.000% due 07/01/2046	3,000	3,016
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	7,000	6,725
Valdosta & Lowndes County, Georgia Hospital Authority Revenue Bonds, Series 2024 4.125% due 10/01/2049	1,000	943

		11,384

ILLINOIS 11.2%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2018 5.000% due 12/01/2046	4,000	3,783
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2017 5.000% due 01/01/2047	1,250	1,250
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2024 5.250% due 01/01/2042	2,450	2,574
Illinois Finance Authority Revenue Bonds, Series 2017 5.000% due 02/15/2037 ^(b)	919	7
Illinois Finance Authority Revenue Bonds, Series 2018 5.000% due 05/15/2043	2,900	2,922
Illinois Finance Authority Revenue Bonds, Series 2019 5.000% due 11/01/2035 ^(b)	1,010	677
Illinois State General Obligation Bonds, Series 2017 5.000% due 11/01/2027	7,000	7,299
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,000	2,012
5.000% due 05/01/2041	1,500	1,524
Illinois State General Obligation Bonds, Series 2024 4.250% due 05/01/2046	1,250	1,127
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012 0.000% due 12/15/2051 (c)	2,500	631
Regional Transportation Authority, Illinois Revenue Bonds, Series 2018 5.000% due 06/01/2038	3,900	4,035
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018 4.000% due 01/01/2048	700	616

		28,457

INDIANA 1.9%
Indiana Finance Authority Revenue Bonds, Series 2012 4.250% due 11/01/2030	1,400	1,430
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	1,650	257
Indiana Housing & Community Development Authority Revenue Bonds, Series 2016 0.000% due 07/01/2056	500	487
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023
5.000% due 01/01/2053	1,000	1,034
6.000% due 03/01/2053	1,000	1,055
Indianapolis, Indiana Revenue Bonds, Series 2016 6.250% due 07/01/2056	500	488

		4,751

IOWA 3.3%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2012 4.750% due 08/01/2042	1,500	1,501
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 5.000% due 12/01/2050	5,455	6,156
Iowa Finance Authority Revenue Bonds, Series 2022 8.000% due 01/01/2042	875	774

		8,431

KENTUCKY 1.1%
Kenton County, Kentucky Airport Board Revenue Bonds, Series 2024 5.250% due 01/01/2049	1,200	1,241
Kentucky Municipal Energy Agency Revenue Bonds, (AGC Insured), Series 2025 5.000% due 01/01/2055	1,500	1,539

		2,780

LOUISIANA 3.0%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045	4,000	3,738
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 5.000% due 05/15/2046	2,500	2,514

Consolidated Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	March 31, 2025 (Unaudited)

Parish of St James, Louisiana Revenue Bonds, Series 2010 6.350% due 07/01/2040	1,350	1,467

		7,719

MAINE 0.7%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 4.000% due 07/01/2045	2,000	1,836

MARYLAND 0.2%
Maryland Economic Development Corp. Revenue Bonds, Series 2020 4.000% due 07/01/2040	500	459

MASSACHUSETTS 1.0%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	1,000	981
Massachusetts Development Finance Agency Revenue Bonds, Series 2010 7.625% due 10/15/2037 ^(b)	228	0
Massachusetts Development Finance Agency Revenue Bonds, Series 2016 5.000% due 01/01/2047	1,000	1,000
Massachusetts Housing Finance Agency Revenue Bonds, Series 2003 5.125% due 06/01/2043	525	525

		2,506

MICHIGAN 4.7%
Gerald R Ford International Airport Authority, Michigan Revenue Bonds, Series 2021 5.000% due 01/01/2051	2,500	2,537
Michigan Finance Authority Revenue Bonds, Series 2016 5.000% due 12/01/2045	1,000	1,001
Michigan Finance Authority Revenue Bonds, Series 2017 5.000% due 12/01/2046	2,425	2,445
Michigan State Housing Development Authority Revenue Bonds, Series 2015 4.350% due 10/01/2045	920	883
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2058 (c)	12,500	390
Michigan Trunk Line State Revenue Bonds, Series 2021 4.000% due 11/15/2044	5,000	4,735

		11,991

MINNESOTA 0.1%
Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Bonds, Series 2017 5.000% due 11/15/2047	400	397

MISSOURI 2.7%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2018 4.000% due 11/15/2048	3,000	2,671
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2023 5.500% due 12/01/2048	1,250	1,351
Jefferson County Industrial Development Authority, Missouri Revenue Bonds, (FNMA Insured), Series 2024 4.450% due 02/01/2043	1,900	1,843
Missouri Development Finance Board Revenue Bonds, Series 2022 5.250% due 05/01/2055	1,000	1,026

		6,891

MULTI-STATE 1.5%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023 3.721% due 01/25/2040	983	976
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024 4.287% due 04/25/2042	2,696	2,805

		3,781

NEBRASKA 0.5%
University of Nebraska Facilities Corp. Revenue Bonds, Series 2021 4.000% due 07/15/2062	1,310	1,200

NEVADA 1.2%
Las Vegas Convention & Visitors Authority, Nevada Revenue Bonds, Series 2023 5.000% due 07/01/2049	1,800	1,872
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (c)	11,000	1,208

		3,080

NEW HAMPSHIRE 1.4%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 4.837% due 07/20/2036	2,655	2,622

Consolidated Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	March 31, 2025 (Unaudited)

New Hampshire Business Finance Authority Revenue Bonds, Series 2025 4.168% due 01/20/2041	900	871

		3,493

NEW JERSEY 6.5%
New Jersey Economic Development Authority Revenue Bonds, Series 2016 5.000% due 06/15/2041	5,000	5,187
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006 0.000% due 12/15/2034 (c)	3,200	2,218
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023 5.250% due 06/15/2050	1,200	1,253
New Jersey Turnpike Authority Revenue Bonds, Series 2024 4.125% due 01/01/2054	1,200	1,149
Passaic County, New Jersey Improvement Authority Revenue Bonds, Series 2025 4.500% due 07/01/2040	250	244
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017 5.000% due 01/01/2049	900	902
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	1,200	1,239
5.000% due 06/01/2046	4,345	4,251

		16,443

NEW YORK 15.2%
Build NYC Resource Corp., New York Revenue Bonds, Series 2023 5.250% due 07/01/2057	2,000	2,028
Erie County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured), Series 2023 4.250% due 02/01/2041	1,188	1,145
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2023 5.000% due 07/01/2053	1,250	1,315
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021 0.000% due 01/01/2058 ^(b)	785	72
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023 5.250% due 06/15/2053	800	848
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2020 4.000% due 05/01/2045	3,000	2,782
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022 5.500% due 11/01/2045	2,250	2,428
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024 4.250% due 05/01/2054	1,700	1,619
New York Liberty Development Corp. Revenue Bonds, Series 2007 5.500% due 10/01/2037	1,700	1,955
New York Liberty Development Corp. Revenue Bonds, Series 2021 2.875% due 11/15/2046	1,760	1,249
New York Power Authority Revenue Bonds, (AGM Insured), Series 2022 4.000% due 11/15/2061	925	832
New York State Dormitory Authority Revenue Bonds, Series 2017 4.000% due 02/15/2047	500	455
New York State Thruway Authority Revenue Bonds, Series 2019 4.000% due 01/01/2039	5,250	5,194
New York State Urban Development Corp. Revenue Bonds, Series 2021 4.000% due 03/15/2047	3,250	3,020
New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2051	1,300	1,355
5.000% due 03/15/2063	5,000	5,144
New York Transportation Development Corp. Revenue Bonds, (AGC Insured) ,Series 2024 5.250% due 12/31/2054	2,000	2,070
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023 5.125% due 06/30/2060	2,500	2,516
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022 4.000% due 05/15/2057	2,750	2,498

		38,525

NORTH CAROLINA 1.3%
Inlivian, North Carolina Revenue Bonds, (FNMA Insured), Series 2024 4.450% due 06/01/2041	1,095	1,076
North Carolina Turnpike Authority Revenue Bonds, (AGM Insured), Series 2024 5.000% due 01/01/2058	2,100	2,162

		3,238

NORTH DAKOTA 0.0%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(b)	940	0

OHIO 8.4%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020 0.000% due 06/01/2057 (c)	39,500	3,935
Canton City School District, Ohio General Obligation Bonds, Series 2023 5.500% due 12/01/2050	1,750	1,854
Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025 5.000% due 01/01/2036	1,000	1,072

Consolidated Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	March 31, 2025 (Unaudited)

Geisinger Authority, Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2047	5,310	4,753
Montgomery County, Ohio Dayton Children's Hospital Revenue Bonds, Series 2021 4.000% due 08/01/2046	2,250	2,045
Ohio Air Quality Development Authority Revenue Bonds, Series 2015 4.250% due 11/01/2040	2,000	2,018
Ohio Air Quality Development Authority Revenue Bonds, Series 2019
3.250% due 09/01/2029	900	879
5.000% due 07/01/2049	1,250	1,137
Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 4.350% due 09/01/2044	1,190	1,154
Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 4.550% due 09/01/2045	2,600	2,564

		21,411

OKLAHOMA 2.0%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018 5.500% due 08/15/2052	1,600	1,623
Oklahoma Development Finance Authority Revenue Bonds, Series 2021 8.000% due 12/01/2041 ^(b)	1,000	750
Oklahoma Turnpike Authority Revenue Bonds, Series 2023 4.500% due 01/01/2053	2,825	2,784

		5,157

OREGON 1.3%
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020 4.000% due 08/15/2039	1,000	974
Multnomah County School District 40, Oregon General Obligation Bonds, Series 2023 0.000% due 06/15/2051 (c)	1,710	443
Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022
0.000% due 06/15/2048 (c)	2,495	776
5.000% due 06/15/2052	1,000	1,040

		3,233

PENNSYLVANIA 3.1%
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2022 4.000% due 05/01/2040	1,750	1,674
Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022 5.750% due 12/31/2062	3,000	3,189
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	1,000	929
Philadelphia, Pennsylvania Airport Revenue Bonds, Series 2017 5.000% due 07/01/2047	2,200	2,203

		7,995

PUERTO RICO 6.6%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (c)	31,000	1,900
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2051	3,921	2,441
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	1,750	1,201
4.000% due 07/01/2041	1,700	1,557
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	9,650	3,166
0.000% due 07/01/2051 (c)	10,500	2,549
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	4,260	4,062

		16,876

RHODE ISLAND 1.2%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015 5.000% due 06/01/2050	3,000	3,000

SOUTH CAROLINA 1.0%
South Carolina Public Service Authority Revenue Bonds, Series 2024 5.000% due 12/01/2049	2,500	2,580

SOUTH DAKOTA 0.2%
South Dakota Housing Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 4.500% due 11/01/2045	500	490

TEXAS 27.6%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045 ^(b)	650	219
12.000% due 12/01/2045 ^(b)	1,100	523
Arlington Higher Education Finance Corp., Texas Revenue Bonds, (PSF Insured), Series 2024 4.125% due 08/15/2054	1,100	1,006

Consolidated Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	March 31, 2025 (Unaudited)

Bexar County Texas Hospital District, General Obligation Bonds, Series 2018 4.000% due 02/15/2043	2,500	2,344
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023 12.000% due 06/01/2043	2,000	1,700
Calhoun County, Texas Navigation Industrial Development Authority Revenue Bonds, Series 2021 3.625% due 07/01/2026	1,250	1,182
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018 6.125% due 08/15/2048	1,000	1,004
Coppell Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.250% due 08/15/2053	925	876
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2021 4.000% due 12/01/2051	5,000	4,570
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022 5.000% due 11/01/2039	1,000	1,071
EP Tuscany Zaragosa PFC, Texas Revenue Bonds, Series 2023 4.000% due 12/01/2033	4,000	3,918
Fort Bend County Texas Public Facility Corp. Revenue Bonds, Series 2023 5.000% due 03/01/2048	3,375	3,512
Grand Parkway Transportation Corp., Texas Revenue Bonds, (AGM/CR Insured), Series 2020 4.000% due 10/01/2049	1,045	949
Hays Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2048	1,250	1,297
Houston, Texas Combined Utility System Revenue Bonds, Series 2020 4.000% due 11/15/2049	1,000	908
Hurst-Euless-Bedford Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 08/15/2050	2,500	2,318
Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2053	4,900	5,080
Lamar Consolidated Independent School District, Texas General Obligation Bonds, Series 2023 4.000% due 02/15/2048	2,500	2,326
Medina Valley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.500% due 02/15/2047	1,000	1,004
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2025 5.000% due 11/01/2040	2,000	2,103
North Texas Tollway Authority Revenue Bonds, Series 2017 4.000% due 01/01/2043	1,500	1,390
Permanent University Fund - Texas A&M University System Revenue Bonds, Series 2025 5.000% due 07/01/2050	1,750	1,843
San Antonio Municipal Facilities Corp., Texas Revenue Bonds, Series 2021 4.000% due 08/01/2048	3,000	2,763
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024 5.250% due 02/01/2049	2,500	2,665
Southeast Regional Management District, Texas General Obligation Bonds, (AGC Insured), Series 2024 4.250% due 04/01/2049	1,185	1,119
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2047	500	512
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 11/15/2051	1,480	1,529
Tarrant County, Texas Hospital District General Obligation Bonds, Series 2023 5.250% due 08/15/2048	2,900	3,033
Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2025 5.750% due 01/01/2056	3,000	3,272
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 5.250% due 12/15/2026	150	154
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	2,870	2,962
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 5.000% due 06/30/2058	2,000	1,985
Texas Water Development Board Revenue Bonds, Series 2022 4.800% due 10/15/2052	800	820
Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	1,700	1,746
5.000% due 10/15/2058	1,100	1,140
Texas Water Development Board Revenue Bonds, Series 2024 4.375% due 10/15/2054	3,100	3,029
West Harris County, Texas Regional Water Authority Revenue Bonds, (BAM Insured), Series 2021 4.000% due 12/15/2060	2,700	2,353

		70,225

UTAH 0.6%
Military Installation Development Authority, Utah Revenue Bonds, Series 2021 4.000% due 06/01/2036	1,000	937
Ogden City Redevelopment Agency, Utah Revenue Bonds, Series 2023 5.000% due 01/15/2053	700	722

		1,659

VIRGINIA 1.8%
FHLMC Multifamily VRD Certificates, Virginia Revenue Bonds, Series 2025 4.095% due 11/25/2042	2,598	2,625
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	25,000	761

Consolidated Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	March 31, 2025 (Unaudited)

5.000% due 07/01/2034	1,420	1,290

		4,676

WASHINGTON 2.6%
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018 4.000% due 01/01/2046	4,000	3,739
Vancouver Housing Authority, Washington Revenue Bonds, Series 2025 4.125% due 12/01/2039	800	764
Washington Health Care Facilities Authority Revenue Bonds, Series 2020 5.000% due 09/01/2039	1,300	1,349
Washington State Housing Finance Commission Revenue Bonds, Series 2018 5.000% due 07/01/2038	825	691

		6,543

WEST VIRGINIA 0.9%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017 5.500% due 06/01/2037	1,000	1,013
West Virginia Economic Development Authority Revenue Bonds, Series 2025 5.450% due 01/01/2055	1,200	1,229

		2,242

WISCONSIN 5.2%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017 7.000% due 01/01/2050	2,500	2,612
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018 6.375% due 01/01/2048 ^(b)	2,500	1,125
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020 0.000% due 01/01/2060 (c)	7,500	587
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 09/30/2051	1,260	1,037
4.500% due 06/01/2056	885	661
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022 5.000% due 10/01/2052	2,000	2,048
Public Finance Authority, Wisconsin Revenue Bonds, Series 2025 5.000% due 11/15/2036	500	535
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020 0.000% due 12/15/2045 (c)	6,500	2,278
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	415	421
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2022 4.000% due 12/01/2051	2,070	1,879

		13,183

Total Municipal Bonds & Notes (Cost $426,080)		413,591

U.S. GOVERNMENT AGENCIES 4.5%
Freddie Mac
2.952% due 12/25/2038 - 01/25/2039 ~	3,493	2,801
3.199% due 01/25/2043 ~	600	388
3.800% due 01/01/2040	4,950	4,652
3.850% due 01/01/2040	2,800	2,651
4.900% due 02/01/2040	495	521
4.977% due 01/25/2042 ~	600	487

Total U.S. Government Agencies (Cost $11,602)		11,500

Total Investments in Securities (Cost $447,591)		435,114

Total Investments 171.4% (Cost $447,591)		$435,114
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (71.6)%		(181,871)
Other Assets and Liabilities, net 0.2%		676

Net Assets Applicable to Common Shareholders 100.0%		$253,919

Consolidated Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

Bellwood Senior Housing	0.000%	10/01/2040	01/09/2025	$2,509	$2,613	1.03%

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$10,023	$10,023
Municipal Bonds & Notes
Alabama	0	6,176	0	6,176
Alaska	0	1,215	0	1,215
Arizona	0	23,262	0	23,262
Arkansas	0	2,970	0	2,970
California	0	11,909	0	11,909
Colorado	0	12,353	0	12,353
Connecticut	0	1,418	0	1,418
Delaware	0	11,608	0	11,608
District of Columbia	0	3,711	0	3,711
Florida	0	22,337	0	22,337
Georgia	0	11,384	0	11,384
Illinois	0	28,457	0	28,457
Indiana	0	4,751	0	4,751
Iowa	0	8,431	0	8,431
Kentucky	0	2,780	0	2,780
Louisiana	0	7,719	0	7,719
Maine	0	1,836	0	1,836
Maryland	0	459	0	459
Massachusetts	0	2,506	0	2,506
Michigan	0	11,991	0	11,991
Minnesota	0	397	0	397
Missouri	0	6,891	0	6,891
Multi-State	0	3,781	0	3,781
Nebraska	0	1,200	0	1,200
Nevada	0	3,080	0	3,080
New Hampshire	0	3,493	0	3,493
New Jersey	0	16,443	0	16,443
New York	0	38,525	0	38,525
North Carolina	0	3,238	0	3,238
Ohio	0	21,411	0	21,411
Oklahoma	0	5,157	0	5,157
Oregon	0	3,233	0	3,233
Pennsylvania	0	7,995	0	7,995
Puerto Rico	0	16,876	0	16,876
Rhode Island	0	3,000	0	3,000
South Carolina	0	2,580	0	2,580
South Dakota	0	490	0	490
Texas	0	70,225	0	70,225
Utah	0	1,659	0	1,659
Virginia	0	4,676	0	4,676
Washington	0	6,543	0	6,543

Consolidated Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	March 31, 2025 (Unaudited)

West Virginia	0	2,242	0	2,242
Wisconsin	0	13,183	0	13,183
U.S. Government Agencies	0	11,500	0	11,500

Total Investments	$0	$425,091	$10,023	$435,114

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2025:
Category and Subcategory	Beginning Balance at 12/31/2024	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2025 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$7,400	$2,503	$0	$5	$0	$115	$0	$0	$10,023	$115
U.S. Government Agencies	482	0	0	1	0	4	0	(487)	0	4

Totals	$7,882	$2,503	$0	$6	$0	$119	$0	$(487)	$10,023	$119

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 03/31/2025	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$8,123	Discounted Cash Flow	Discount Rate	5.260 - 6.910	6.145
1,900	Recent Transaction	Purchase Price	100.000	—

Total	$10,023

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Fund’s subsidiary was formed as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its subsidiaries. Accordingly, the consolidated financial statements include the accounts of the Fund and its subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain investments could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of period end.

Subsidiary	Date of Formation	Subsidiary % of Consolidated Fund Net Assets†
1830 SPV I LLC	06/29/2023	1.6%

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated Pacific Investment Management Company LLC (“PIMCO”) as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the

Notes to Financial Statements (Cont.)

requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance.  Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2025, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	GNMA	Government National Mortgage Association
AGM	Assured Guaranty Municipal	FHLMC	Federal Home Loan Mortgage Corp.	PSF	Public School Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association

Other Abbreviations:
TBA	To-Be-Announced	TBD	To-Be-Determined	TBD%	Interest rate to be determined when loan settles or at the time of funding